Future Accounting Changes - Additional Information (Detail)	12 Months Ended
Jan. 31, 2020
Disclosure of future accounting changes [line items]
Date in which new accounting standard will adopt	Feb. 01, 2020
Description of nature of impending change in accounting policy	In October 2018, the IASB issued amendments to IFRS 3 “Business combinations”. The amendments clarify the definition of a business, with the objective of assisting entities in determining whether a transaction should be accounted for as a business combination or as an asset acquisition